Discontinued Operations - Schedule of Discontinued Operations in Consolidated Balance Sheets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current assets - discontinued operations:
Cash		$ 3,909
Total current assets - discontinued operations		3,909
Current liabilities - discontinued operations:
Other liabilities		31,265
Total current liabilities - discontinued operations		$ 31,265